Taxes - Income tax - Net current tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Net current tax assets / (liabilities) in the opening balance	€ (636)	€ (464)	€ (168)
Cash tax payments	1,079	928	583
Change in income statement	(1,093)	(1,116)	(859)
Change in retained earnings	48		(11)
Changes in the scope of consolidation	(1)	19	0
Translation adjustment	(1)	(3)	5
Reclassifications and other items	(24)	0	(14)
Reclassification to assets held for sale	0	0	0
Net current tax assets / (liabilities) in the closing balance	€ (629)	€ (636)	€ (464)